Offerings	Oct. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, Underlying Pre-Funded Warrants
Amount Registered | shares	903,614
Proposed Maximum Offering Price per Unit	1.8025
Maximum Aggregate Offering Price	$ 1,628,764.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 141.70
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. The shares of Common Stock being registered for resale consist of 903,614 shares of Common Stock issuable upon exercise of pre-funded warrants issued in the September 2026 Private Placement. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sale prices of the registrant's Common Stock on The Nasdaq Capital Market on September 28, 2026. The registrant will not receive any proceeds from the sale of the shares of Common Stock by the selling stockholders.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 903,614 Pre-Funded Warrants issued in the September 2026 Private Placement. Pursuant to Rule 457(g) under the Securities Act, because the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants are being registered hereby, no separate registration fee is payable with respect to the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 903,614 Common Stock purchase Warrants issuable pursuant to the Securities Purchase Agreement entered into in connection with the September 2026 Private Placement, subject to stockholder approval under Nasdaq Listing Rule 5635(d). Pursuant to Rule 457(g) under the Securities Act, because the shares of Common Stock issuable upon exercise of the Common Warrants are being registered hereby, no separate registration fee is payable with respect to the Common Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Common Warrants
Amount Registered | shares	903,614
Proposed Maximum Offering Price per Unit	1.66
Maximum Aggregate Offering Price	$ 1,499,999.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 130.50
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. Represents 903,614 shares of Common Stock issuable upon exercise of common stock purchase warrants issuable in the September 2026 Private Placement, subject to stockholder approval under Nasdaq Listing Rule 5635(d). Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act based upon the exercise price of $1.66 per share of the Common Warrants.